Goodwill	12 Months Ended
Dec. 31, 2024
Goodwill [Abstract]
Goodwill
4.	Goodwill

The following table presents the Group’s goodwill as of the respective balance sheet dates:

	December 31, 2023	December 31, 2024
	RMB	RMB
Goodwill	115,414	115,414
Less: impairment	(69,853)	(115,414)
Goodwill, net	45,561	—

The Group recognized RMB69.9 million, nil and RMB45.6 million impairment loss in 2022, 2023 and 2024, respectively.